Secured Borrowings (Schedule Of Nord LB Facility) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Oct. 03, 2014	Dec. 31, 2013
Debt Instruments
Outstanding principal balance	$ 3,100,000	$ 75,000
Unamortized debt discount	(10,548)		(8,433)
Secured borrowings, net	2,335,328		2,254,705
Nord LB Facility [Member]
Debt Instruments
Outstanding principal balance	416,249		452,371
Unamortized debt discount	(7,765)		(11,915)
Secured borrowings, net	$ 408,484		$ 440,456